UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number      811-21423
The Gabelli Dividend & Income Trust
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code:    1-800-422-3554

Date of fiscal year end:    December 31

Date of reporting period:    June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Dividend & Income Trust
Semi-Annual Report
June 30, 2009
To Our Shareholders,
     The Gabelli Dividend & Income Trust’s (the “Fund”) net asset value (“NAV”) total return was 2.3% during the first half of 2009, compared with an increase of 3.2% for the Standard & Poor’s (“S&P”) 500 Index and a decline of 1.9% for the Dow Jones Industrial Average. The total return for the Fund’s publicly traded shares was 4.8% during the first half of the year. On June 30, 2009, the Fund’s NAV was $12.26, while the price of the publicly traded shares closed at $10.08 on the New York Stock Exchange.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)

						Since
		Year to				Inception
	Quarter	Date	1 Year	3 Year	5 Year	(11/28/03)
Gabelli Dividend & Income Trust
NAV Total Return (b)	25.75%	2.31%	(34.41)%	(10.80)%	(1.57)%	(0.94)%
Investment Total Return (c)	24.45	4.79	(35.42)	(10.42)	(2.64)	(4.21)
S&P 500 Index	15.92	3.19	(26.20)	(8.22)	(2.24)	(0.51)
Dow Jones Industrial Average	11.96	(1.93)	(22.96)	(6.34)	(1.65)	(0.11)
Nasdaq Composite Index	20.05	16.36	(19.97)	(5.47)	(2.17)	(1.17)

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI DIVIDEND & INCOME TRUST
Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total investments as of June 30, 2009:

Financial Services	13.4%
Energy and Utilities: Oil	11.6%
Energy and Utilities: Integrated	10.7%
Food and Beverage	10.5%
Telecommunications	6.9%
Energy and Utilities: Electric	5.5%
U.S. Government Obligations	4.3%
Energy and Utilities: Natural Gas	4.0%
Health Care	3.7%
Energy and Utilities: Services	3.6%
Consumer Products	3.3%
Diversified Industrial	3.2%
Retail	2.7%
Cable and Satellite	2.6%
Aerospace	1.5%
Electronics	1.4%
Equipment and Supplies	1.2%
Energy and Utilities: Water	0.9%
Automotive: Parts and Accessories	0.9%
Metals and Mining	0.9%
Specialty Chemicals	0.9%
Entertainment	0.9%
Business Services	0.8%
Environmental Services	0.7%
Computer Software and Services	0.7%
Transportation	0.5%
Paper and Forest Products	0.4%
Machinery	0.4%
Publishing	0.3%
Wireless Communications	0.3%
Energy and Utilities	0.3%
Broadcasting	0.3%
Hotels and Gaming	0.3%
Agriculture	0.2%
Automotive	0.1%
Communications Equipment	0.1%
Real Estate	0.0%
Computer Hardware	0.0%
Manufactured Housing and Recreational Vehicles	0.0%
Building and Construction	0.0%

100.0%

     The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
     The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.
Shareholder Meeting – May 18, 2009 – Final Results
     The Fund’s Annual Meeting of Shareholders was held on May 18, 2009 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Salvatore M. Salibello and Edward T. Tokar as Trustees of the Fund. A total of 76,064,209 votes and 76,098,114 votes were cast in favor of each Trustee and a total of 5,903,192 votes and 5,869,286 votes were withheld for each Trustee, respectively. In addition, preferred shareholders, voting as a separate class, elected James P. Conn as a Trustee of the Fund. A total of 5,047,891 votes were cast in favor of this Trustee and 120,767 votes were withheld for this Trustee.
     Mario J. Gabelli, Anthony J. Colavita, Mario d’Urso, Frank J. Fahrenkopf, Jr., Michael J. Melarkey, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.
     We thank you for your participation and appreciate your continued support.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 94.2%
	Aerospace — 1.5%
10,000	Goodrich Corp.	$281,823	$499,700
55,000	Kaman Corp.	1,006,361	918,500
165,000	Rockwell Automation Inc.	8,244,940	5,299,800
2,000,000	Rolls-Royce Group plc†	14,847,048	11,894,774
171,600,000	Rolls-Royce Group plc, Cl. C†	249,455	282,316
63,000	The Boeing Co.	3,998,779	2,677,500

		28,628,406	21,572,590

	Agriculture — 0.2%
130,000	Archer-Daniels-Midland Co.	3,723,763	3,480,100

	Automotive — 0.1%
4,000	Copart Inc.†	113,367	138,680
20,000	Navistar International Corp.†	458,857	872,000

		572,224	1,010,680

	Automotive: Parts and Accessories — 0.9%
386,000	Genuine Parts Co.	13,063,243	12,954,160

	Building and Construction — 0.0%
16,000	Layne Christensen Co.†	467,049	327,200

	Business Services — 0.8%
195,000	Diebold Inc.	6,966,664	5,140,200
125,000	Intermec Inc.†	2,469,514	1,612,500
40,000	Lender Processing Services Inc.	1,342,861	1,110,800
20,000	MasterCard Inc., Cl. A	3,089,996	3,346,200
27,000	PHH Corp.†	561,138	490,860
250,000	Trans-Lux Corp.† (a)	1,783,219	212,500

		16,213,392	11,913,060

	Cable and Satellite — 2.6%
650,000	Cablevision Systems Corp., Cl. A	18,450,643	12,616,500
16,000	Cogeco Inc.	316,415	293,135
250,000	DISH Network Corp., Cl. A†	5,680,252	4,052,500
46,000	EchoStar Corp., Cl. A†	1,228,777	733,240
81,734	Liberty Global Inc., Cl. A†	1,686,985	1,298,753
34,318	Liberty Global Inc., Cl. C†	760,276	542,567
180,000	Rogers Communications Inc., Cl. B	2,310,816	4,635,000
520,000	The DIRECTV Group Inc.†	12,359,144	12,849,200
30,000	Time Warner Cable Inc.	1,326,056	950,100
30,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	294,900	159,631
7,042	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR	101,053	36,830

		44,515,317	38,167,456

	Communications Equipment — 0.1%
30,000	Thomas & Betts Corp.†	790,717	865,800

	Computer Hardware — 0.0%
6,000	Data Domain Inc.†	186,287	200,100
30,000	SanDisk Corp.†	287,056	440,700

		473,343	640,800

	Computer Software and Services — 0.7%
2,000	i2 Technologies Inc.†	23,260	25,100
155,000	Metavante Technologies Inc.†	3,646,621	4,008,300
30,000	Microsoft Corp.	690,217	713,100
400,000	Sun Microsystems Inc.†	3,682,656	3,688,000
100,000	Yahoo! Inc.†	2,796,559	1,566,000

		10,839,313	10,000,500

	Consumer Products — 3.3%
191,000	Alberto-Culver Co.	6,375,101	4,857,130
25,000	Altria Group Inc.	433,289	409,750
70,000	Avon Products Inc.	1,852,512	1,804,600
460,000	Eastman Kodak Co.	4,494,687	1,361,600
88,000	Fortune Brands Inc.	3,824,035	3,057,120
45,000	Hanesbrands Inc.†	1,001,900	675,450

90,000	Harman International Industries Inc.	4,313,101	1,692,000

3,000	Heelys Inc.	12,557	5,970
170,000	Kimberly-Clark Corp.	11,362,350	8,913,100
40,000	Mattel Inc.	673,228	642,000
25,000	Philip Morris International Inc.	1,011,008	1,090,500
1,020,000	Swedish Match AB	12,706,962	16,560,051
160,000	The Procter & Gamble Co.	8,942,017	8,176,000

		57,002,747	49,245,271

	Diversified Industrial — 3.2%
135,000	Bouygues SA	4,707,015	5,075,544
208,000	Cooper Industries Ltd., Cl. A	6,808,802	6,458,400
600,000	General Electric Co.	17,687,754	7,032,000
280,000	Honeywell International Inc.	9,789,754	8,792,000
See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
95,000	ITT Corp.	$4,299,475	$4,227,500
130,000	Owens-Illinois Inc.†	4,551,363	3,641,300
3,000	Pentair Inc.	84,817	76,860
300,000	Textron Inc.	2,689,261	2,898,000
950,000	Tomkins plc	4,601,533	2,313,147
230,000	Tyco International Ltd.	10,307,915	5,975,400
220,000	WHX Corp.†	3,892,882	572,000

		69,420,571	47,062,151

	Electronics — 1.4%
1,000,000	Intel Corp.	20,787,583	16,550,000
190,000	Tyco Electronics Ltd.	6,925,279	3,532,100

		27,712,862	20,082,100

	Energy and Utilities: Electric — 5.5%
30,000	Allegheny Energy Inc.	438,040	769,500
85,000	ALLETE Inc.	2,788,153	2,443,750
250,000	American Electric Power Co. Inc.	7,904,906	7,222,500
720	Brookfield Infrastructure Partners LP	15,120	8,878
15,000	CMS Energy Corp.	202,200	181,200
410,000	DPL Inc.	8,260,319	9,499,700
20,000	Edison International	977,494	629,200
270,000	Electric Power Development Co. Ltd.	6,584,683	7,679,452
220,000	FPL Group Inc.	7,596,481	12,509,200
780,000	Great Plains Energy Inc.	22,374,056	12,129,000
370,000	Integrys Energy Group Inc.	17,973,625	11,096,300
120,000	Pepco Holdings Inc.	2,291,425	1,612,800
230,000	Pinnacle West Capital Corp.	8,967,575	6,934,500
100,000	The Southern Co.	2,893,572	3,116,000
225,000	Unisource Energy Corp.	5,702,134	5,971,500

		94,969,783	81,803,480

	Energy and Utilities: Integrated — 10.7%
12,000	Alliant Energy Corp.	305,115	313,560
140,000	Ameren Corp.	6,365,276	3,484,600
50,000	Avista Corp.	926,534	890,500
24,000	Black Hills Corp.	701,725	551,760
40,000	CH Energy Group Inc.	1,728,883	1,868,000
108,000	Chubu Electric Power Co. Inc.	2,458,019	2,500,026
150,000	CONSOL Energy Inc.	6,316,307	5,094,000
200,000	Consolidated Edison Inc.	8,180,222	7,484,000
67,000	Dominion Resources Inc.	2,883,019	2,239,140
200,000	Duke Energy Corp.	2,816,130	2,918,000
430,000	Edison SpA	1,002,090	617,707
650,000	El Paso Corp.	8,134,739	5,999,500
110,000	Endesa SA	4,645,712	2,632,605
456,000	Enel SpA	2,859,548	2,219,772
22,000	Exelon Corp.	1,717,261	1,126,620
162,000	FirstEnergy Corp.	5,730,248	6,277,500
138,000	Hawaiian Electric Industries Inc.	3,295,192	2,630,280
250,000	Hera SpA	552,073	607,789
121,500	Hokkaido Electric Power Co. Inc.	2,282,208	2,279,032
121,500	Hokuriku Electric Power Co.	2,131,359	2,780,999
10,000	Iberdrola SA	156,751	81,085
102,000	Iberdrola SA, ADR	5,060,553	3,215,040
85,000	Korea Electric Power Corp., ADR†	1,253,867	977,500
121,500	Kyushu Electric Power Co. Inc.	2,374,466	2,617,039
22,000	Maine & Maritimes Corp.	626,971	764,500
80,000	MGE Energy Inc.	2,605,047	2,684,000
35,102	National Grid plc, ADR	1,588,562	1,587,663
255,000	NiSource Inc.	5,329,542	2,973,300
570,000	NSTAR	13,564,615	18,302,700
440,000	OGE Energy Corp.	10,589,559	12,460,800
30,000	Ormat Technologies Inc.	484,088	1,209,300
320,000	Progress Energy Inc.	14,361,775	12,105,600
300,000	Public Service Enterprise Group Inc.	9,183,315	9,789,000
121,500	Shikoku Electric Power Co. Inc.	2,264,565	3,632,325
15,000	TECO Energy Inc.	255,758	178,950
121,500	The Chugoku Electric Power Co. Inc.	2,194,052	2,541,366
48,000	The Empire District Electric Co.	1,044,790	792,960
121,500	The Kansai Electric Power Co. Inc.	2,333,021	2,686,407
108,000	The Tokyo Electric Power Co. Inc.	2,545,172	2,780,298
121,500	Tohoku Electric Power Co. Inc.	2,112,763	2,541,366
205,000	Vectren Corp.	5,572,873	4,803,150
470,000	Westar Energy Inc.	9,309,271	8,821,900
85,000	Wisconsin Energy Corp.	2,690,561	3,460,350
180,000	Xcel Energy Inc.	3,032,799	3,313,800

		165,566,396	158,835,789

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Natural Gas — 4.0%
8,000	AGL Resources Inc.	$217,299	$254,400
50,000	Atmos Energy Corp.	1,251,665	1,252,000
22,000	Delta Natural Gas Co. Inc.	554,413	495,440
6,000	Energen Corp.	124,550	239,400
4,767	GDF Suez	156,718	177,484
160,356	GDF Suez, Strips	0	225
20,000	Kinder Morgan Energy Partners LP	824,553	1,022,400
350,000	National Fuel Gas Co.	9,372,113	12,628,000
210,000	Nicor Inc.	7,147,795	7,270,200
240,000	ONEOK Inc.	6,038,542	7,077,600
190,000	Sempra Energy	5,675,668	9,429,700
35,000	South Jersey Industries Inc.	839,202	1,221,150
140,000	Southern Union Co.	2,884,173	2,574,600
190,000	Southwest Gas Corp.	4,719,351	4,219,900
620,000	Spectra Energy Corp.	13,685,181	10,490,400
45,000	The Laclede Group Inc.	1,276,448	1,490,850

		54,767,671	59,843,749

	Energy and Utilities: Oil — 11.6%
10,000	Addax Petroleum Corp.	432,646	424,107
42,000	Anadarko Petroleum Corp.	1,870,013	1,906,380
39,000	Apache Corp.	1,861,319	2,813,850
45,000	BG Group plc, ADR	1,819,092	3,795,750
160,000	BP plc, ADR	7,479,063	7,628,800
80,000	Chesapeake Energy Corp.	1,432,512	1,586,400
242,000	Chevron Corp.	14,467,590	16,032,500
1,000	Cimarex Energy Co.	28,300	28,340
330,000	ConocoPhillips	17,735,510	13,879,800
78,000	Devon Energy Corp.	3,448,499	4,251,000
170,000	Eni SpA, ADR	6,249,080	8,059,700
210,000	Exxon Mobil Corp.	9,845,136	14,681,100
30,000	Hess Corp.	830,468	1,612,500
475,000	Marathon Oil Corp.	16,752,703	14,311,750
136,000	Murphy Oil Corp.	6,865,210	7,387,520
20,000	NATCO Group Inc., Cl. A†	709,900	658,400
1,000	Niko Resources Ltd.	57,456	68,779
290,000	Occidental Petroleum Corp.	10,884,411	19,084,900
20,000	PetroChina Co. Ltd., ADR	1,480,813	2,209,600
98,000	Petroleo Brasileiro SA, ADR	4,072,585	4,016,040
270,000	Repsol YPF SA, ADR	5,719,267	6,037,200
200,000	Royal Dutch Shell plc, Cl. A, ADR	9,567,840	10,038,000
845,000	StatoilHydro ASA, ADR	12,183,860	16,705,650
180,000	Sunoco Inc.	9,558,099	4,176,000
190,000	Total SA, ADR	8,319,782	10,303,700

		153,671,154	171,697,766

	Energy and Utilities: Services — 3.6%
220,000	ABB Ltd., ADR	2,399,710	3,471,600
20,000	Baker Hughes Inc.	759,763	728,800
80,000	Cameron International Corp.†	1,103,787	2,264,000
110,000	Diamond Offshore Drilling Inc.	6,139,336	9,135,500
10,000	Exterran Holdings Inc.†	353,410	160,400
620,000	Halliburton Co.	16,900,706	12,834,000
5,000	Nabors Industries Ltd.†	110,564	77,900
10,000	Noble Corp.	254,820	302,500
38,000	Oceaneering International Inc.†	1,614,498	1,717,600
215,000	Rowan Companies Inc.	7,713,571	4,153,800
120,000	Schlumberger Ltd.	3,977,835	6,493,200
46,000	Transocean Ltd.†	3,995,781	3,417,340
440,000	Weatherford International Ltd.†	9,444,432	8,606,400

		54,768,213	53,363,040

	Energy and Utilities: Water — 0.9%
11,000	American States Water Co.	273,608	381,040
390,800	American Water Works Co. Inc.	8,186,300	7,468,188
63,333	Aqua America Inc.	1,056,640	1,133,661
6,000	Artesian Resources Corp., Cl. A	113,635	95,580
3,000	California Water Service Group	94,710	110,520
11,500	Connecticut Water Service Inc.	276,036	249,435
2,000	Consolidated Water Co. Ltd.	38,961	31,700
6,000	Middlesex Water Co.	111,082	86,700
60,000	Pennichuck Corp.	1,362,461	1,368,000
82,000	SJW Corp.	1,384,964	1,861,400
16,800	Southwest Water Co.	192,169	92,736
27,818	United Utilities Group plc, ADR	733,071	457,606
9,000	York Water Co.	115,031	137,970

		13,938,668	13,474,536

	Entertainment — 0.9%
8,000	Grupo Televisa SA, ADR	79,516	136,000
350,000	Take-Two Interactive Software Inc.	8,779,638	3,314,500
200,000	Time Warner Inc.	6,868,353	5,038,000
200,000	Vivendi	6,233,051	4,779,541

		21,960,558	13,268,041

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Environmental Services — 0.7%
1,000	Hyflux Ltd.	$1,686	$1,519
1,250	Suez Environnement SA	0	21,823
12,375	Veolia Environnement	395,937	364,394
360,000	Waste Management Inc.	13,073,506	10,137,600

		13,471,129	10,525,336

	Equipment and Supplies — 1.2%
95,000	CIRCOR International Inc.	1,731,985	2,242,950
30,000	Lufkin Industries Inc.	513,283	1,261,500
60,000	Mueller Industries Inc.	2,463,788	1,248,000
420,000	RPC Inc.	1,866,263	3,507,000
242,000	Tenaris SA, ADR	11,303,600	6,543,680
580,000	Xerox Corp.	7,294,261	3,758,400

		25,173,180	18,561,530

	Financial Services — 13.2%
170,000	Aflac Inc.	9,031,497	5,285,300
310,000	AllianceBernstein Holding LP	13,421,632	6,227,900
460,000	American Express Co.	19,947,210	10,690,400
80,000	Astoria Financial Corp.	2,005,945	686,400
640,000	Bank of America Corp.	10,724,817	8,448,000
27,000	BlackRock Inc.	2,477,132	4,736,340
132,000	Capital One Financial Corp.	6,416,680	2,888,160
20,000	CME Group Inc.	7,106,246	6,222,200
104,000	Deutsche Bank AG	9,559,262	6,344,000
595,000	Discover Financial Services	11,324,000	6,110,650
78,909	Fidelity National Financial Inc., Cl. A	1,529,570	1,067,639
86,496	Fidelity National Information Services Inc.	1,785,246	1,726,460
70,000	Flushing Financial Corp.	1,253,654	654,500
155,000	HSBC Holdings plc, ADR	12,608,549	6,474,350
90,000	Hudson City Bancorp Inc.	1,409,172	1,196,100
125,000	Invesco Ltd.	3,131,339	2,227,500
500,000	JPMorgan Chase & Co.	17,288,740	17,055,000
275,000	Legg Mason Inc.	9,543,319	6,704,500
40,000	M&T Bank Corp.	2,557,647	2,037,200
90,000	Marshall & Ilsley Corp.	2,719,493	432,000
173,000	Moody’s Corp.	6,357,613	4,558,550
100,000	National Australia Bank Ltd., ADR	2,388,166	1,788,000
300,000	New York Community Bancorp Inc.	5,422,652	3,207,000
270,000	NewAlliance Bancshares Inc.	3,899,679	3,105,000
225,000	PNC Financial Services Group Inc.	12,039,994	8,732,250
300,000	SLM Corp.†	7,490,322	3,081,000
190,000	State Street Corp.	9,771,809	8,968,000
95,050	Sterling Bancorp	1,542,455	793,668
132,000	T. Rowe Price Group Inc.	4,630,423	5,500,440
105,000	The Allstate Corp.	5,231,929	2,562,000
450,000	The Bank of New York Mellon Corp.	15,240,034	13,189,500
60,000	The Blackstone Group LP	1,122,254	632,400
290,000	The Travelers Companies Inc.	10,913,064	11,901,600
76,148	Valley National Bancorp	1,512,493	890,932
430,000	Waddell & Reed Financial Inc., Cl. A	8,989,791	11,339,100
65,000	Webster Financial Corp.	1,409,871	523,250
600,000	Wells Fargo & Co.	19,463,424	14,556,000
19,260	Willis Group Holdings Ltd.	556,229	495,560
182,000	Wilmington Trust Corp.	5,858,979	2,486,120

		269,682,331	195,524,969

	Food and Beverage — 10.5%
250,000	Cadbury plc, ADR	12,321,361	8,600,000
80,000	Campbell Soup Co.	2,470,209	2,353,600
200,000	China Mengniu Dairy Co. Ltd.†	498,054	466,062
220,000	ConAgra Foods Inc.	5,351,317	4,193,200
115,000	Constellation Brands Inc., Cl. A†	1,489,621	1,458,200
334,782	Danone	17,021,588	16,522,356
970,000	Davide Campari – Milano SpA	9,772,932	7,763,211
300,000	Dr. Pepper Snapple Group Inc.†	7,153,214	6,357,000
300,000	General Mills Inc.	14,679,608	16,806,000
90,000	H.J. Heinz Co.	3,150,879	3,213,000
210,000	ITO EN Ltd.	4,917,151	2,988,633
40,000	ITO EN Ltd., Preference	876,682	346,291
1,000	Kellogg Co.	35,550	46,570
240,000	Kikkoman Corp.	3,116,054	2,414,076
400,000	Kraft Foods Inc., Cl. A	12,241,858	10,136,000
150,000	Morinaga Milk Industry Co. Ltd.	588,860	576,115
200,000	NISSIN FOODS HOLDINGS CO. LTD.	6,829,272	6,062,179
500,000	Parmalat SpA	1,885,518	1,205,757
339,450	Parmalat SpA, GDR (b)(c)	981,615	818,448
300,000	PepsiAmericas Inc.	6,210,349	8,043,000
76,000	Pernod-Ricard SA	7,005,559	4,783,918
See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
19,000	Remy Cointreau SA	$919,900	$687,681
1,360,000	Sara Lee Corp.	21,416,369	13,273,600
300,000	The Coca-Cola Co.	13,301,591	14,397,000
399,000	The Hershey Co.	17,708,452	14,364,000
450,000	YAKULT HONSHA Co. Ltd.	12,093,514	8,604,349

		184,037,077	156,480,246

	Health Care — 3.7%
10,000	Abbott Laboratories	430,395	470,400
249,000	Boston Scientific Corp.†	3,122,887	2,524,860
115,000	Bristol-Myers Squibb Co.	2,789,992	2,335,650
7,100	Cougar Biotechnology Inc.†	304,237	305,016
45,000	Covidien plc	1,938,969	1,684,800
140,000	Eli Lilly & Co.	7,685,765	4,849,600
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR†	0	1,620
100,000	IMS Health Inc.	2,416,169	1,270,000
50,000	Johnson & Johnson	3,244,276	2,840,000
10,000	Mead Johnson Nutrition Co., Cl. A†	240,000	317,700
170,000	Merck & Co. Inc.	6,064,188	4,753,200
90,000	Owens & Minor Inc.	2,809,970	3,943,800
350,000	Pfizer Inc.	8,682,674	5,250,000
26,000	Schiff Nutrition International Inc.†	145,435	132,340
30,000	St. Jude Medical Inc.†	1,195,056	1,233,000
440,000	Wyeth	19,078,567	19,971,600
80,000	Zimmer Holdings Inc.†	5,101,084	3,408,000

		65,249,664	55,291,586

	Hotels and Gaming — 0.3%
100,000	Boyd Gaming Corp.†	1,230,174	850,000
650,000	Ladbrokes plc	8,579,483	1,967,656
60,000	Las Vegas Sands Corp.†	350,218	471,600
70,000	Pinnacle Entertainment Inc.†	439,450	650,300

		10,599,325	3,939,556

	Machinery — 0.4%
210,000	CNH Global NV†	5,096,379	2,948,400
70,000	Deere & Co.	3,746,042	2,796,500

		8,842,421	5,744,900

	Manufactured Housing and Recreational Vehicles — 0.0%
17,000	Skyline Corp.	481,446	369,750

	Metals and Mining — 0.9%
17,000	Agnico-Eagle Mines Ltd.	824,000	892,160
330,000	Alcoa Inc.	8,346,962	3,408,900
10,000	Alliance Holdings GP LP	230,523	191,900
14,000	Arch Coal Inc.	219,114	215,180
8,000	BHP Billiton Ltd., ADR	217,549	437,840
130,000	Freeport-McMoRan Copper & Gold Inc.	4,088,250	6,514,300
10,000	Massey Energy Co.	235,475	195,400
25,000	Peabody Energy Corp.	404,351	754,000
4,800	Rio Tinto plc, ADR	803,121	786,576
3,000	Westmoreland Coal Co.†	52,605	24,300

		15,421,950	13,420,556

	Paper and Forest Products — 0.4%
415,000	International Paper Co.	12,809,318	6,278,950

	Publishing — 0.3%
50,000	Idearc Inc.†	140,018	1,855
1,657,944	Il Sole 24 Ore	13,852,102	5,047,120

		13,992,120	5,048,975

	Real Estate — 0.0%
18,000	Brookfield Asset Management Inc., Cl. A	186,196	307,260

	Retail — 2.4%
215,000	CVS Caremark Corp.	8,024,626	6,852,050
142,000	Ingles Markets Inc., Cl. A	1,615,209	2,164,080
50,000	Macy’s Inc.	533,778	588,000
410,000	Safeway Inc.	8,674,488	8,351,700
10,000	Saks Inc.†	95,307	44,300
300,000	Sally Beauty Holdings Inc.†	3,712,676	1,908,000
85,000	SUPERVALU Inc.	2,526,712	1,100,750
170,000	The Great Atlantic & Pacific Tea Co. Inc.†	3,338,788	722,500
35,000	Wal-Mart Stores Inc.	1,729,286	1,695,400
385,000	Walgreen Co.	14,838,915	11,319,000
75,000	Whole Foods Market Inc.	2,367,352	1,423,500

		47,457,137	36,169,280

	Specialty Chemicals — 0.9%
5,000	Arkema, ADR	269,656	117,121
108,000	Ashland Inc.	4,170,520	3,029,400
170,000	E. I. du Pont de Nemours and Co.	7,402,747	4,355,400
434,900	Ferro Corp.	5,077,459	1,195,975
15,000	NOVA Chemicals Corp.	84,425	88,950
100,000	Olin Corp.	1,826,861	1,189,000
210,000	The Dow Chemical Co.	8,366,586	3,389,400

		27,198,254	13,365,246

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

Shares/			Market
Units		Cost	Value
	COMMON STOCKS (Continued)
	Telecommunications — 6.5%
585,000	AT&T Inc.	$16,008,654	$14,531,400
270,000	BCE Inc.	6,582,497	5,578,200
30,000	Belgacom SA	920,936	956,820
45,000	Bell Aliant Regional Communications Income Fund (b)(d)	1,219,425	1,019,430
71,000	BT Group plc, ADR	2,221,635	1,192,800
30,000	CenturyTel Inc.	1,018,424	921,000
680,000	Deutsche Telekom AG, ADR	12,467,872	8,024,000
400	FiberNet Telecom Group Inc.†	4,476	4,968
55,000	France Telecom SA, ADR	1,338,443	1,254,550
31,700	Hellenic Telecommunications Organization SA	699,575	484,730
219,800	Hellenic Telecommunications Organization SA, ADR	1,748,090	1,681,470
215,000	Portugal Telecom SGPS SA	2,574,406	2,102,556
200,000	Qwest Communications International Inc.	1,179,351	830,000
1,535,000	Sprint Nextel Corp.†	16,650,018	7,383,350
20,000	Telecom Corp. of New Zealand Ltd., ADR	312,271	174,200
120,000	Telecom Italia SpA, ADR	3,383,880	1,651,200
15,000	Telefonica SA, ADR	640,361	1,018,350
190,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	1,842,822	3,079,900
30,000	Telekom Austria AG	464,736	468,835
38,000	Telephone & Data Systems Inc.	1,230,970	1,075,400
100,000	Telephone & Data Systems Inc., Special	3,548,843	2,596,000
196,000	Telmex Internacional SAB de CV, ADR	1,322,945	2,479,400
130,000	Telstra Corp. Ltd., ADR	2,392,135	1,768,000
76,100	TELUS Corp., Non-Voting	1,574,712	1,963,380
1,000,000	Verizon Communications Inc.	36,248,381	30,730,000
165,000	Vodafone Group plc, ADR	4,647,777	3,215,850

		122,243,635	96,185,789

	Transportation — 0.5%
3,000	Frontline Ltd.	105,687	73,080
250,000	GATX Corp.	7,479,104	6,430,000
24,000	Golden Ocean Group Ltd.	14,400	23,477
27,000	Kansas City Southern†	453,321	434,970
3,000	Ship Finance International Ltd.	66,356	33,090
22,000	Teekay Corp.	794,715	462,660

		8,913,583	7,457,277

	Wireless Communications — 0.3%
5,000	Crown Castle International Corp.†	80,650	120,100
111,030	United States Cellular Corp.†	5,129,256	4,269,103
40,000	Vimpel-Communications, ADR†	230,241	470,800

		5,440,147	4,860,003

	TOTAL COMMON STOCKS	1,664,264,303	1,399,139,478

	CONVERTIBLE PREFERRED STOCKS — 0.9%
	Agriculture — 0.0%
9,000	Archer-Daniels-Midland Co., 6.250% Cv. Pfd.	339,542	328,410

	Broadcasting — 0.0%
18,000	Emmis Communications Corp., 6.250% Cv. Pfd., Ser. A	697,002	25,020

	Building and Construction — 0.0%
200	Fleetwood Capital Trust, 6.000% Cv. Pfd.	6,210	78

	Diversified Industrial — 0.0%
14,000	Smurfit-Stone Container Corp., 7.000% Cv. Pfd., Ser. A	329,100	7,000

	Energy and Utilities — 0.3%
5,000	Chesapeake Energy Corp., 5.000% Cv. Pfd. (b)	512,500	331,875
129,000	El Paso Energy Capital Trust I, 4.750% Cv. Pfd.	4,649,004	4,050,600

		5,161,504	4,382,475

	Financial Services — 0.2%
1,500	Doral Financial Corp., 4.750% Cv. Pfd.	207,335	105,000
95,000	Newell Financial Trust I, 5.250% Cv. Pfd.	4,472,813	2,535,312

		4,680,148	2,640,312

	Health Care — 0.0%
4,000	Omnicare Capital Trust II, 4.000% Cv. Pfd., Ser. B	196,528	141,840

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	CONVERTIBLE PREFERRED STOCKS (Continued)
	Telecommunications — 0.4%
55,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	$2,254,718	$1,595,000
105,000	Crown Castle International Corp., 6.250% Cv. Pfd.	4,853,125	4,971,750

		7,107,843	6,566,750

	Transportation — 0.0%
1,500	GATX Corp., $2.50 Cv. Pfd.	199,475	293,423

	TOTAL CONVERTIBLE PREFERRED STOCKS	18,717,352	14,385,308

	WARRANTS — 0.0%
	Food and Beverage — 0.0%
650	Parmalat SpA, GDR, expire 12/31/15† (b)(c)(d)	0	414

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.6%
	Automotive: Parts and Accessories — 0.0%
$500,000	Standard Motor Products Inc., Sub. Deb. Cv., 15.000%, 04/15/11	477,370	495,000

	Broadcasting — 0.3%
10,000,000	Sinclair Broadcast Group Inc., Sub. Deb. Cv., 6.000%, 09/15/12	8,837,125	4,200,000

	Real Estate — 0.0%
1,100,000	Palm Harbor Homes Inc., Cv., 3.250%, 05/15/24	1,062,587	385,000

	Retail — 0.3%
5,300,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	5,241,017	3,895,500

	TOTAL CONVERTIBLE CORPORATE BONDS	15,618,099	8,975,500

	U.S. GOVERNMENT OBLIGATIONS — 4.3%
$63,225,000	U.S. Treasury Bills, 0.086% to 0.396%††, 07/02/09 to 12/24/09	63,195,443	63,199,520

TOTAL INVESTMENTS — 100.0%		$1,761,795,197	1,485,700,220

Other Assets and Liabilities (Net)			(2,635,543)
PREFERRED STOCK
(5,603,095 preferred shares outstanding)			(459,257,875)

NET ASSETS — COMMON SHARES
(83,483,637 common shares outstanding)			$1,023,806,802

NET ASSET VALUE PER COMMON SHARE
($1,023,806,802 ÷ 83,483,637 shares outstanding)			$12.26

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the market value of Rule 144A securities amounted to $2,170,167 or 0.15% of total investments. Except as noted in (c), these securities are liquid.

(c)	At June 30, 2009, the Fund held investments in restricted and illiquid securities amounting to $818,862 or 0.06% of total investments, which were valued under methods approved by the Board of Trustees as follows:

				06/30/09
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit
339,450	Parmalat SpA, GDR	12/02/03	$981,615	$2.4111
650	Parmalat SpA, GDR warrants expire 12/31/15	11/09/05	—	0.6369

(d)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2009, the market value of fair valued securities amounted to $1,019,844 or 0.07% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR American Depositary Receipt

CVR Contingent Value Right

GDR Global Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	78.6%	$1,168,525,438
Europe	15.5	230,225,324
Japan	3.6	53,029,953
Latin America	1.8	26,100,186
Asia/Pacific	0.5	7,819,319

Total Investments	100.0%	$1,485,700,220

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $1,760,011,978)	$1,485,487,720
Investments in affiliates, at value (cost $1,783,219)	212,500
Foreign currency, at value (cost $284,203)	290,546
Cash	307
Receivable for investments sold	3,658,694
Dividends and interest receivable	3,270,534
Deferred offering expense	73,650
Prepaid expense	28,416

Total Assets	1,493,022,367

Liabilities:
Payable for investments purchased	3,917,657
Payable for Fund shares redeemed	203,355
Distributions payable	201,451
Payable for investment advisory fees	853,398
Payable for payroll expenses	47,688
Payable for accounting fees	3,750
Unrealized depreciation on swap contracts	3,272,231
Payable for auction agent fees	1,156,054
Other accrued expenses	302,106

Total Liabilities	9,957,690

Preferred Shares, all at $0.001 par value:
Series A Cumulative Preferred Shares (5.875%, $25 liquidation value, 3,200,000 shares authorized with 3,048,019 shares issued and outstanding)	76,200,475
Series B Cumulative Preferred Shares (Auction Market, $25,000 liquidation value, 4,000 shares authorized with 3,600 shares issued and outstanding)	90,000,000
Series C Cumulative Preferred Stock (Auction Market, $25,000 liquidation value, 4,800 shares authorized with 4,320 shares issued and outstanding)	108,000,000
Series D Cumulative Preferred Shares (6.000%, $25 liquidation value, 2,600,000 shares authorized with 2,542,296 shares issued and outstanding)	63,557,400
Series E Cumulative Preferred Stock (Auction Rate, $25,000 liquidation value, 5,400 shares authorized with 4,860 shares issued and outstanding)	121,500,000

Total Preferred Shares	459,257,875

Net Assets Attributable to Common Shareholders	$1,023,806,802

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital, at $0.001 par value	$1,415,339,148
Accumulated net investment income	3,752,125
Accumulated net realized loss on investments, swap contracts, and foreign currency transactions	(115,925,229)
Net unrealized depreciation on investments	(276,094,977)
Net unrealized depreciation on swap contracts	(3,272,231)
Net unrealized appreciation on foreign currency translations	7,966

Net Assets	$1,023,806,802

Net Asset Value per Common Share
($1,023,806,802 ÷ 83,483,637 shares outstanding; unlimited number of shares authorized)	$12.26

STATEMENT OF OPERATIONS
For the Period Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $1,153,386)	$27,297,793
Interest	958,068

Total Investment Income	28,255,861

Expenses:
Investment advisory fees	6,931,050
Auction agent expenses	393,264
Shareholder communications expenses	267,996
Custodian fees	112,413
Payroll expenses	109,936
Trustees’ fees	88,740
Legal and audit fees	50,520
Accounting fees	22,500
Shareholder services fees	21,680
Interest expense	66
Miscellaneous expenses	156,349

Total Expenses	8,154,514

Less:
Advisory fee reduction	(2,283,157)
Custodian fee credits	(12)

Total Reductions and Credits	(2,283,169)

Net Expenses	5,871,345

Net Investment Income	22,384,516

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized loss on investments – unaffiliated	(69,046,868)
Net realized loss on investment – affiliated	(144,920)
Net realized loss on swap contracts	(1,569,448)
Net realized gain on foreign currency transactions	27,912

Net realized loss on investments, swap contracts, and foreign currency transactions	(70,733,324)

Net change in unrealized appreciation/depreciation:
on investments	72,507,324
on swap contracts	(50,367)
on foreign currency translations	4,847

Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	72,461,804

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	1,728,480

Net Increase in Net Assets Resulting from Operations	24,112,996

Total Distributions to Preferred Shareholders	(6,837,584)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$17,275,412

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$22,384,516	$46,358,715
Net realized loss on investments, swap contracts, and foreign currency transactions	(70,733,324)	(43,160,884)
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	72,461,804	(786,969,865)

Net Increase/(Decrease) in Net Assets Resulting from Operations	24,112,996	(783,772,034)

Distributions to Preferred Shareholders:
Net investment income	(6,837,584)*	(22,608,188)
Net realized long-term gain	—	(45,049)

Total Distributions to Preferred Shareholders	(6,837,584)	(22,653,237)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	17,275,412	(806,425,271)

Distributions to Common Shareholders:
Net investment income	(13,151,660)*	(23,970,465)
Net realized long-term gain	—	(214,542)
Return of capital	(39,454,981)*	(83,014,490)

Total Distributions to Common Shareholders	(52,606,641)	(107,199,497)

Fund Share Transactions:
Net decrease from repurchase of common shares	(453,659)	(3,449,357)
Net increase in net assets from repurchase of preferred shares	315,833	519,154

Net Decrease in Net Assets from Fund Share Transactions	(137,826)	(2,930,203)

Net Decrease in Net Assets Attributable to Common Shareholders	(35,469,055)	(916,554,971)
Net Assets Attributable to Common Shareholders:
Beginning of period	1,059,275,857	1,975,830,828

End of period (including undistributed net investment income of $3,752,125 and $1,356,853, respectively)	$1,023,806,802	$1,059,275,857

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
FINANCIAL HIGHLIGHTS

	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008		2007	2006		2005	2004
Selected data for a share of beneficial interest outstanding throughout each period:
Operating Performance:
Net asset value, beginning of period	$12.68		$23.57		$23.65	$20.62		$20.12	$19.26

Net investment income	0.27		0.55		0.53	0.87		0.55	0.40
Net realized and unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions	0.02		(9.92)		1.37	4.00		1.33	1.80

Total from investment operations	0.29		(9.37)		1.90	4.87		1.88	2.20

Distributions to Preferred Shareholders: (a)
Net investment income	(0.08)	*	(0.27)		(0.10)	(0.12)		(0.06)	(0.01)
Net realized gain	—		(0.00	)(e)	(0.23)	(0.19)		(0.10)	(0.01)

Total distributions to preferred shareholders	(0.08)		(0.27)		(0.33)	(0.31)		(0.16)	(0.02)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.21		(9.64)		1.57	4.56		1.72	2.18

Distributions to Common Shareholders:
Net investment income	(0.16)	*	(0.29)		(0.51)	(0.61)		(0.48)	(0.39)
Net realized gain on investments	—		(0.00	)(e)	(1.15)	(0.93)		(0.72)	(0.24)
Return of capital	(0.47)	*	(0.99)		—	—		—	(0.57)

Total distributions to common shareholders	(0.63)		(1.28)		(1.66)	(1.54)		(1.20)	(1.20)

Fund Share Transactions:
Decrease in net asset value from common share transactions	—		—		—	—		—	(0.05)
Increase in net asset value from repurchase of common shares	0.00	(e)	0.01		0.01	0.01		0.02	—
Increase in net asset value from repurchase of preferred shares	0.00	(e)	0.02		—	—		—	—
Offering costs for common shares charged to paid-in capital	—		—		—	—		—	(0.01)
Offering costs for preferred shares charged to paid-in capital	—		—		—	(0.00	)(e)	(0.04)	(0.06)

Total from fund share transactions	0.00	(e)	0.03		0.01	0.01		(0.02)	(0.12)

Net Asset Value Attributable to Common Shareholders, End of Period	$12.26		$12.68		$23.57	$23.65		$20.62	$20.12

NAV total return †	3.53%		(41.27)%		7.75%	24.09%		9.47%	11.56%

Market value, end of period	$10.08		$10.30		$20.68	$21.47		$17.62	$17.95

Investment total return ††	4.79%		(45.63)%		4.14%	31.82%		4.85%	(4.15)%

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Selected data for a share of beneficial interest outstanding throughout each period:
Ratios and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$1,483,065		$1,521,400	$2,475,831	$2,486,081	$2,238,155	$2,006,703
Net assets attributable to common shares, end of period (in 000’s)	$1,023,807		$1,059,276	$1,975,831	$1,986,081	$1,738,155	$1,706,703
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	4.83	%(f)	2.94%	2.17%	3.91%	2.75%	2.17%
Ratio of operating expenses to average net assets attributable to common shares before fees waived	1.76	%(f)	1.48%	—	—	—	—
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any (b)	1.27	%(f)	1.17%	1.38%	1.41%	1.33%	1.12%
Ratio of operating expenses to average net assets including liquidation value of preferred shares before fees waived	1.18	%(f)	1.13%	—	—	—	—
Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction, if any (b)	0.85	%(f)	0.89%	1.11%	1.11%	1.12%	1.07%
Portfolio turnover rate †††	6.2%		32.0%	33.8%	28.8%	25.6%	33.3%
5.875% Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$76,201		$78,211	$80,000	$80,000	$80,000	$80,000
Total shares outstanding (in 000’s)	3,048		3,128	3,200	3,200	3,200	3,200
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (c)	$22.58		$22.25	$23.52	$23.86	$24.82	$24.68
Asset coverage per share	$80.73		$82.30	$123.79	$124.30	$111.91	$167.23
Series B Auction Market Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$90,000		$90,000	$100,000	$100,000	$100,000	$100,000
Total shares outstanding (in 000’s)	4		4	4	4	4	4
Liquidation preference per share	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (c)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$80,732		$82,305	$123,792	$124,304	$111,908	$167,225
Series C Auction Market Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$108,000		$108,000	$120,000	$120,000	$120,000	$120,000
Total shares outstanding (in 000’s)	4		4	5	5	5	5
Liquidation preference per share	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (c)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$80,732		$82,305	$123,792	$124,304	$111,908	$167,225
6.000% Series D Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$63,557		$64,413	$65,000	$65,000	$65,000	—
Total shares outstanding (in 000’s)	2,542		2,577	2,600	2,600	2,600	—
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00	—
Average market value (c)	$23.77		$23.99	$24.41	$24.37	$24.72	—
Asset coverage per share	$80.73		$82.30	$123.79	$124.30	$111.91	—
Series E Auction Rate Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$121,500		$121,500	$135,000	$135,000	$135,000	—
Total shares outstanding (in 000’s)	5		5	5	5	5	—
Liquidation preference per share	$25,000		$25,000	$25,000	$25,000	$25,000	—
Average market value (c)	$25,000		$25,000	$25,000	$25,000	$25,000	—
Asset coverage per share	$80,732		$82,305	$123,792	$124,304	$111,908	—
Asset Coverage (d)	323%		329%	495%	497%	448%	669%

†	Based on net asset value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, 2005, and 2004 would have been 58.0%, 30.8%, 39.5%, and 48.7%, respectively.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Calculated based upon average common shares outstanding on the record dates throughout the period.

(b)	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits for the year ended December 31, 2007, the ratios of operating expenses to average net assets attributable to common shares net of fee reduction would have been 1.37% and the ratios of operating expenses to average net assets including liquidation value of preferred shares net of fee reduction would have been 1.10%. For the six months ended June 30, 2009 and the years ended December 31, 2008, 2006, and 2005, the effect of the custodian fee credits was minimal.

(c)	Based on weekly prices.

(d)	Asset coverage is calculated by combining all series of preferred shares.

(e)	Amount represents less than $0.005 per share.

(f)	Annualized.
See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization. The Gabelli Dividend & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on November 18, 2003 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on November 28, 2003.
     The Fund’s investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
     Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser’’).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities;

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Valuation Inputs
	Level 1 -	Level 2 -	Total
	Quoted	Other Significant	Market Value
	Prices	Observable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Aerospace	$21,290,274	$282,316	$21,572,590
Telecommunications	95,166,359	1,019,430	96,185,789
Other Industries (a)	1,281,381,099	—	1,281,381,099

Total Common Stocks	1,397,837,732	1,301,746	1,399,139,478

Convertible Preferred Stocks	14,385,308	—	14,385,308
Warrants	—	414	414
Convertible Corporate Bonds	495,000	8,480,500	8,975,500
U.S. Government Obligations	—	63,199,520	63,199,520

TOTAL INVESTMENTS IN SECURITIES	$1,412,718,040	$72,982,180	$1,485,700,220

OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation): *
Contract for Difference Swap Agreement	$—	$(41,852)	$(41,852)
Interest Rate Swap Agreement	—	(3,230,379)	(3,230,379)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(3,272,231)	$(3,272,231)

(a)	Industry classifications for these categories are detailed in the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation of the investment.
     There were no Level 3 investments held at December 31, 2008 or June 30, 2009.
Derivative Financial Instruments.
The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, and protecting the value of its portfolio against uncertainty in the level of future currency exchange rates. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.
Options. The Fund may purchase or write call or put options on securities or indices for the purpose of achieving additional return or of hedging the value of the Fund’s portfolio. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.
As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.
In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At June 30, 2009, the Fund had no investments in options.
Swap Agreements. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions for the purpose of increasing the income of the Fund or to hedge or protect its exposure to interest rate movements and movements in the securities markets. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Swap agreements may involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the “counterparty”) periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on Series B Preferred Shares. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
the performance of the shares of a stock. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred share dividends when due in accordance with the Statement of Preferences even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap or a cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.
The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement the Fund receives a variable rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at June 30, 2009 are as follows:

Notional		Floating Rate*	Termination	Net Unrealized
Amount	Fixed Rate	(rate reset monthly)	Date	Depreciation
$100,000,000	4.01%	0.31625%	6/02/10	$(3,230,379)

*	Based on Libor (London Interbank Offered Rate).
The Fund has entered into a equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at June 30, 2009 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Depreciation
	Market Value Appreciation on:	Overnight LIBOR plus 90 bps plus Market Value Depreciation on:
$1,786,307 (204,800 Shares)	Cadbury plc	Cadbury plc	6/25/10	$(41,852)
Futures Contracts. The Fund may engage in futures contracts for the purpose of certain hedging, yield enhancements, and risk management purposes. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2009, there were no open futures contracts.
Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of protecting the value of its portfolio against uncertainty in the level of future currency exchange rates or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2009, there were no open forward foreign exchange contracts.
Fair Values of Derivative Instruments as of June 30, 2009*:

Derivatives Not Accounted for as
Hedging Instruments under	Liability Derivatives
Statement 133	Balance Sheet Location	Fair Value
Interest Rate Contracts	Liabilities, Unrealized depreciation on swap contracts	$(3,230,379)
Equity Contracts	Liabilities, Unrealized depreciation on swap contracts	(41,852)

Total		$(3,272,231)

*	For open derivative instruments as of June 30, 2009, see the preceding tables, which are also indicative of activity for the year ended December 31, 2008.
Effect of Derivative Instruments on the Statement of Operations during the Six Months Ended June 30, 2009:

Derivatives Not Accounted for as	Realized Gain or (Loss) on	Change in Unrealized Appreciation or
Hedging Instruments under	Derivatives Recognized	Depreciation on Derivatives Recognized
Statement 133	in Income	in Income
Interest Rate Contracts	—	$62,002
Equity Contracts	$(1,569,448)	(112,369)

Total	$(1,569,448)	$(50,367)

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2009, there were no open repurchase agreements.
     Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2009.
     Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
     Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
     Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Restricted and Illiquid Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.
     Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
     Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
     Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
     Distributions to shareholders of the Fund’s 5.875% Series A Cumulative Preferred Shares, Series B Auction Market Cumulative Preferred Shares, Series C Auction Market Cumulative Preferred Shares, 6.000% Series D Cumulative Preferred Shares, and Series E Auction Rate Cumulative Preferred Shares (“Cumulative Preferred Shares”) are recorded on a daily basis and are determined as described in Note 5.
     The tax character of distributions paid during the year ended December 31, 2008 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$23,970,465	$22,608,188
Net long-term capital gains	214,542	45,049
Return of capital	83,014,490	—

Total distributions paid	$107,199,497	$22,653,237

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
     At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $22,445,283, which are available to reduce future required distributions of net capital gains to shareholders through 2016.
     Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended December 31, 2008, the Fund deferred capital losses of $2,960,639.
     As of December 31, 2008, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforward	$(22,445,283)
Net unrealized depreciation on investments and swap contracts	(369,727,798)
Net unrealized appreciation on foreign currency translations	3,119
Post-October capital loss deferral	(2,960,639)
Other temporary differences*	(525,497)

Total	$(395,656,098)

*	Other temporary differences are primarily due to basis adjustments due to investments in hybrid securities and publicly traded partnerships.
     The following summarizes the tax cost of investments, swap contracts, and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$1,774,252,379	$102,868,254	$(391,420,413)	$(288,552,159)
Swap contracts	—	—	(3,272,231)	(3,272,231)

	$1,774,252,379	$102,868,254	$(394,692,644)	$(291,824,390)

     Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Agreements and Transactions with Affiliates. The Fund has an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Preferred Shares if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Preferred Shares for the year.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Preferred Shares for the period. For the six months ended June 30, 2009, the Fund’s total return on the NAV of the common shares did not exceed the stated dividend rate or corresponding swap rate on any of the outstanding Preferred Shares. Thus, management fees with respect to the liquidation value of the preferred share assets were reduced by $2,283,157.
     During the six months ended June 30, 2009, the Fund paid brokerage commissions on security trades of $208,734 to Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser.
     The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2009, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
     As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser) and pays its allocated portion of the cost of the Fund’s Chief Compliance Officer. For the six months ended June 30, 2009 the Fund paid or accrued $109,936, which is included in payroll expenses in the Statement of Operations.
     The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $12,000 plus $1,500 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. In addition, the Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S Government obligations, aggregated $83,314,462 and $106,619,756, respectively.
5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2009, the Fund repurchased and retired 45,000 shares of beneficial interest in the open market at a cost of $453,660 and an average discount of approximately 15.60% from its NAV.
     Transactions in shares of beneficial interest were as follows:

Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(45,000)	$(453,660)	(300,433)	$(3,449,357)

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Cumulative Preferred Shares. The Cumulative Preferred Shares is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Cumulative Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the 5.875% Series A, Series B Auction Market, Series C Auction Market, 6.000% Series D, and Series E Auction Rate Cumulative Preferred Shares at redemption prices of $25, $25,000, $25,000, $25, and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.
     The shelf registration authorizing the offering of preferred shares or notes was declared effective by the SEC on June 17, 2008.
     On October 12, 2004, the Fund received net proceeds of $77,280,971 (after underwriting discounts of $2,520,000 and offering expenses of $199,029) from the public offering of 3,200,000 shares of 5.875% Series A Cumulative Preferred Shares. Commencing October 12, 2009 and thereafter, the Fund, at its option, may redeem the 5.875% Series A Cumulative Preferred Shares in whole or in part at the redemption price at any time. The Board has authorized the repurchase of Series A Cumulative Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2009, the Fund repurchased and retired 80,397 shares of 5.875% Series A Cumulative Preferred Shares in the open market at a cost of $1,796,631 and an average discount of approximately 10.65% from its liquidation preference. At June 30, 2009, 3,048,019 shares of 5.875% Series A Cumulative Preferred Shares were outstanding and accrued dividends amounted to $62,177.
     On October 12, 2004, the Fund received net proceeds of $217,488,958 (after underwriting discounts of $2,200,000 and offering expenses of $311,042) from the public offering of 4,000 shares of Series B and 4,800 shares of Series C Auction Market Cumulative Preferred Shares (“Series B and Series C Shares”), respectively. The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. Since February 2008, the number of Series B and Series C Shares subject to bid orders by potential holders has been less than the number of Series B and Series C Shares subject to sell orders. Therefore, the weekly auctions have failed, and the dividend rate since then has been the maximum rate. Holders that have submitted sell orders have not been able to sell any or all of the Series B or Series C Shares for which they have submitted sell orders. The current maximum rate for both Series B and Series C Shares is 125 basis points greater than the seven day Telerate/British Bankers Association LIBOR rate on the day of such auction. The dividend rates of Series B Shares ranged from 1.486% to 1.696% during the six months ended June 30, 2009. The dividend rates of Series C Shares ranged from 1.491% to 1.709% during the six months ended June 30, 2009. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Series B and C Shares shareholders may also trade their shares in the secondary market. The Fund, at its option, may redeem the Series B and C Shares in whole or in part at the redemption price at any time. At June 30, 2009, 3,600 and

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
4,320 shares of the Series B and C Shares were outstanding with an annualized dividend rate of 1.547% and 1.538% per share and accrued dividends amounted to $27,072 and $23,070, respectively.
     On November 3, 2005, the Fund received net proceeds of $62,617,239 (after underwriting discounts of $2,047,500 and offering expenses of $335,261) from the public offering of 2,600,000 shares of 6.000% Series D Cumulative Preferred Shares. Commencing November 3, 2010 and thereafter, the Fund, at its option, may redeem the 6.000% Series D Cumulative Preferred Shares in whole or in part at the redemption price at any time. The Board has authorized the repurchase of Series D Cumulative Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2009, the Fund repurchased and retired 34,238 shares of 6.000% Series D Cumulative Preferred Shares in the open market at a cost of $753,411 and an average discount of approximately 12.02% from its liquidation preference. At June 30, 2009, 2,542,296 shares of 6.000% Series D Cumulative Preferred Shares were outstanding and accrued dividends amounted to $52,965.
     On November 3, 2005, the Fund received net proceeds of $133,379,387 (after underwriting discounts of $1,350,000 and offering expenses of $270,613) from the public offering of 5,400 shares of Series E Auction Rate Cumulative Preferred Shares (“Series E Shares”). The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. Since February 2008 the number of Series E Shares subject to bid orders by potential holders has been less than the number of Series E Shares subject to sell orders. Therefore the weekly auctions have failed, and the dividend rate since then has been the maximum rate. Holders that have submitted sell orders have not been able to sell any or all of the Series E Shares for which they have submitted sell orders. The current maximum rate is 150 basis points greater than the seven day Telerate/British Bankers Association LIBOR rate on the day of such auction. The dividend rates of Series E Shares ranged from 1.733% to 1.951% during the six months ended June 30, 2009. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Shareholders of the Series E Shares may also trade their shares in the secondary market. The Fund, at its option, may redeem the Series E Shares in whole or in part at the redemption price at any time. At June 30, 2009, 4,860 Series E Shares were outstanding with an annualized dividend rate of 1.786% and accrued dividends amounted to $36,167.
     The holders of Cumulative Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Cumulative Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
6. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of this issuer during the six months ended June 30, 2009 is set forth below:

				Net Change in			Percent
				Unrealized		Value at	Owned of
	Beginning	Shares	Ending	Appreciation/	Realized	June 30,	Shares
	Shares	Sold	Shares	Depreciation	Loss	2009	Outstanding
Trans-Lux Corp.	270,000	(20,000)	250,000	$10,327	$(144,920)	$212,500	12.38%
7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
9. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 26, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.
Certifications
     The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 12, 2009, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

AUTOMATIC DIVIDEND REINVESTMENT
AND VOLUNTARY CASH PURCHASE PLANS
Enrollment in the Plan
     It is the policy of The Gabelli Dividend & Income Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their common shares certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:
The Gabelli Dividend & Income Trust
c/o Computershare
P.O. Box 43010
Providence, RI 02940–3010
     Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at (800) 336-6983.
     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.
     The number of shares of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy shares of common shares in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.
     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.
Voluntary Cash Purchase Plan
     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.
     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940–3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.
     Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.
     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.
     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

TRUSTEES AND OFFICERS
THE GABELLI DIVIDEND & INCOME TRUST
One Corporate Center, Rye, NY 10580-1422
Trustees
Mario J. Gabelli, CFA
   Chairman & Chief Executive Officer,
   GAMCO Investors, Inc.
Anthony J. Colavita
   President,
   Anthony J. Colavita, P.C.
James P. Conn
   Former Managing Director &
   Chief Investment Officer,
   Financial Security Assurance Holdings Ltd.
Mario d’Urso
    Former Italian Senator
Frank J. Fahrenkopf, Jr.
   President & Chief Executive Officer,
   American Gaming Association
Michael J. Melarkey
   Attorney-at-Law,
   Avansino, Melarkey, Knobel & Mulligan
Salvatore M. Salibello
   Certified Public Accountant,
    Salibello & Broder, LLP
Edward T. Tokar
   Senior Managing Director,
   Beacon Trust Company
Anthonie C. van Ekris
   Chairman, BALMAC International, Inc.
Salvatore J. Zizza
   Chairman, Zizza & Co., Ltd.
Officers
Bruce N. Alpert
   President
Carter W. Austin
   Vice President
Peter D. Goldstein
   Chief Compliance Officer
Agnes Mullady
   Treasurer & Secretary
Investment Adviser
Gabelli Funds, LLC One
Corporate Center Rye,
New York 10580-1422
Custodian
State Street Bank and Trust Company
Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Transfer Agent and Registrar
Computershare Trust Company, N.A.
Stock Exchange Listing

		5.875%	6.00%
	Common	Preferred	Preferred
NYSE–Symbol:	GDV	GDV PrA	GDV PrD
Shares Outstanding:	83,483,637	3,048,019	2,542,296
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

			(c) Total Number of	(d) Maximum Number (or
			Shares (or Units)	Approximate Dollar Value) of
	(a) Total Number of		Purchased as Part of	Shares (or Units) that May
	Shares (or Units)	(b) Average Price Paid	Publicly Announced	Yet Be Purchased Under the
Period	Purchased	per Share (or Unit)	Plans or Programs	Plans or Programs
Month #1 01/01/09 through 01/31/09	Common – 25,000 Preferred Series A – 14,217 Preferred Series D – 3,608	Common – $10.0122 Preferred Series A – $22.3292 Preferred Series D – $23.9782	Common – 25,000 Preferred Series A – 14,217 Preferred Series D – 3,608	Common – 83,528,637– 25,000 = 83,503,637 Preferred Series A – 3,128,416 – 14,217 = 3,114,199 Preferred Series D – 2,576,534 – 3,608 = 2,572,926

Month #2 02/01/09 through 02/28/09	Common – N/A Preferred Series A – 12,260 Preferred Series D – 5,860	Common – N/A Preferred Series A – $22.2452 Preferred Series D – $21.6350	Common – N/A Preferred Series A – 12,260 Preferred Series D – 5,860	Common – 83,503,637 Preferred Series A – 3,114,199 – 12,260 = 3,101,939 Preferred Series D – 2,572,926 – 5,860 = 2,567,066

Month #3 03/01/09 through 03/31/09	Common – N/A Preferred Series A – 33,126 Preferred Series D – 23,664	Common – N/A Preferred Series A – $21.9426 Preferred Series D – $21.7335	Common – N/A Preferred Series A – 33,126 Preferred Series D – 23,664	Common – 83,503,637 Preferred Series A – 3,101,939 – 33,126 = 3,068,813 Preferred Series D – 2,567,066 – 23,664 = 2,543,402

Month #4 04/01/09 through 04/30/09	Common – N/A Preferred Series A – 11,048 Preferred Series D – 1,106	Common – N/A Preferred Series A – $22.8912 Preferred Series D – $23.34	Common – N/A Preferred Series A – 11,048 Preferred Series D – 1,106	Common – 83,503,637 Preferred Series A – 3,068,813 – 11,048 = 3,057,765 Preferred Series D — 2,543,402 – 1,106 = 2,542,296

			(c) Total Number of	(d) Maximum Number (or
			Shares (or Units)	Approximate Dollar Value) of
	(a) Total Number of		Purchased as Part of	Shares (or Units) that May
	Shares (or Units)	(b) Average Price Paid	Publicly Announced	Yet Be Purchased Under the
Period	Purchased	per Share (or Unit)	Plans or Programs	Plans or Programs
Month #5 05/01/09 through 05/31/09	Common – N/A Preferred Series A – 8,907 Preferred Series D – N/A	Common – N/A Preferred Series A – $23.2587 Preferred Series D – N/A	Common – N/A Preferred Series A – 8,907 Preferred Series D – N/A	Common – 83,503,637 Preferred Series A – 3,057,765 – 8,907 = 3,048,858 Preferred Series D – 2,542,296

Month #6 06/01/09 through 06/30/09	Common – 20,000 Preferred Series A – 839 Preferred Series D – N/A	Common – $10.1678 Preferred Series A – $23.25 Preferred Series D – N/A	Common – 20,000 Preferred Series A – 839 Preferred Series D – N/A	Common – 83,503,637 – 20,000 = 83,483,637 Preferred Series A – 3,048,858 – 839 = 3,048,019 Preferred Series D – 2,542,296

Total	Common – 45,000 Preferred Series A – 80,397 Preferred Series D – 34,238	Common – $10.08 Preferred Series A – $22.35 Preferred Series D – $22.01	Common – 45,000 Preferred Series A – 80,397 Preferred Series D – 34,238	N/A
Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 9/1/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 9/1/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 9/1/09

*	Print the name and title of each signing officer under his or her signature.